Accounts and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other current receivables [abstract]
Summary of Accounts and Other Receivables

A summary of the Group’s accounts and other receivables as of December 31, 2025 and 2024 is outlined below:

	December 31,
	2025	2024
(in USD and thousands)
Accounts receivable	$82,260	$102,816
Indirect tax receivables	36,073	32,815
Credit card receivables	3,364	87,791
Other	20,346	15,596
Total	$142,043	$239,018